CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par (in USD per share)	$ 1	$ 1
Common stock, authorized (in shares)	60,000,000	60,000,000
Common stock, issued (in shares)	53,026,848	48,090,470
Common stock, outstanding (in shares)	53,026,848	48,090,470